Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145		$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,630,405	1,588,574	1,495,422	1,448,828	1,316,884	1,175,036	1,214,555	1,120,575	1,045,505	975,447	1,021,033	1,225,746	1,294,052	1,184,189	1,185,394	1,095,156	1,029,795	897,960	822,251	673,824	851,861	780,826	771,853	741,489	650,181	758,690	708,236	681,725	686,147	645,255	617,048	598,985	566,452	543,571	520,674	507,328	$ 500,000
Russell 3000 Health Care Index
Account Value [Line Items]
Account Value	23,270	25,784	24,156	24,405	22,488	21,025	21,874	21,146	21,862	19,600	20,571	22,221	23,282	21,723	21,687	20,050	19,630	17,833	16,748	14,330	16,449	14,313	14,849	14,639	13,471	15,089	13,282	12,715	12,753	12,552	12,098	11,279	10,357	10,813	10,560	9,959		10,714	9,847	11,143	10,780	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275		$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000
Russell 3000 Health Care Index
Account Value [Line Items]
Account Value	1,180,389	1,307,937	1,225,346	1,237,947	1,140,748	1,066,532	1,109,579	1,072,668	1,108,953	994,211	1,043,471	1,127,171	1,180,982	1,101,924	1,100,068	1,017,066	995,772	904,606	849,564	726,892	834,395	726,026	753,226	742,590	683,315	765,426	673,751	644,958	646,883	636,728	613,705	572,115	525,362	548,511	535,673	505,178	500,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 1,686,242	$ 1,646,573	$ 1,555,035	$ 1,491,157	$ 1,348,781	$ 1,207,594	$ 1,248,461	$ 1,148,093	$ 1,068,023	$ 992,946	$ 1,043,916	$ 1,244,255	$ 1,304,230	$ 1,174,695	$ 1,167,897	$ 1,075,919	$ 1,013,345	$ 903,577	$ 829,507	$ 688,140	$ 855,875	$ 784,702	$ 771,598	$ 739,760	$ 650,922	$ 752,684	$ 698,801	$ 675,602	$ 680,770	$ 638,353	$ 610,979	$ 592,676	$ 558,780	$ 538,198	$ 518,235	$ 505,816	$ 500,000